Leases - Summary of Future Minimum Lease Receipts and Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Future minimum lease receipts, direct financing leases, 2015	$ 22.8
Future minimum lease receipts, direct financing leases, 2016	22.5
Future minimum lease receipts, direct financing leases, 2017	21.9
Future minimum lease receipts, direct financing leases, 2018	20.4
Future minimum lease receipts, direct financing leases, 2019	15.2
Future minimum lease receipts, direct financing leases, thereafter	51.6
Future minimum lease receipts, direct financing leases, total	154.4	$ 184.8
Future minimum lease receipts, Operating leases, 2015	366.1
Future minimum lease receipts, Operating leases, 2016	331.9
Future minimum lease receipts, Operating leases, 2017	200.4
Future minimum lease receipts, Operating leases, 2018	268.6
Future minimum lease receipts, Operating leases, 2019	136.8
Future minimum lease receipts, Operating leases, thereafter	1,496.6
Future minimum lease receipts, Operating leases, total	3,000.4
Future minimum lease commitments, capital leases, 2015	36.5
Future minimum lease commitments, capital leases, 2016	38.8
Future minimum lease commitments, capital leases, 2017	30.4
Future minimum lease commitments, capital leases, 2018	30.6
Future minimum lease commitments, capital leases, 2019	28.8
Future minimum lease commitments, capital leases, thereafter	227.5
Future minimum lease commitments, capital leases, Total	392.6
Less amount representing interest	(129.0)
Present value of minimum capital lease payments	263.6
Present value of minimum capital lease payments	263.6
Current portion of capital lease obligation	(19.9)
Long-term portion of capital lease obligation	243.7
Future minimum lease commitments, operating leases, 2015	196.6
Future minimum lease commitments, operating leases, 2016	179.3
Future minimum lease commitments, operating leases, 2017	161.6
Future minimum lease commitments, operating leases, 2018	155.6
Future minimum lease commitments, operating leases, 2019	138.5
Future minimum lease commitments, operating leases, thereafter	971.0
Future minimum lease commitments, operating leases, total	$ 1,802.6